Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	CAD 458,508	CAD 399,754
Pension and OPEB	57,751	57,969
Acquisition-related costs	4,773	6,035
Environmental obligation	25,683	28,230
Reserves and other non-deductible costs	11,390	2,503
Regulatory liabilities	76,315	68,166
Other	15,302	5,404
Total deferred income tax assets	649,722	568,061
Less valuation allowance	(21,656)	(17,478)
Total deferred tax assets	628,066	550,583
Deferred tax liabilities:
Property, plant and equipment	(562,124)	(444,385)
Intangible assets	(9,197)	(2,760)
Outside basis in partnership	(187,717)	(164,692)
Regulatory accounts	(108,506)	(96,436)
Financial derivatives	(17,649)	0
Other	(1,007)	0
Total deferred tax liabilities	(886,200)	(708,273)
Net deferred tax liabilities	(258,134)	(157,690)
Deferred tax assets	30,005	18,109
Deferred tax liabilities	CAD (288,139)	CAD (175,799)